Unaudited Condensed Consolidated Statements of Cash Flows	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
Statement of Cash Flows [Abstract]
Net cash provided by operating activities	¥ (13,153,333)	$ (1,836,135)	¥ 10,944,793
Cash flows from investing activities:
Purchase of short-term investments			(5,800,000)
Proceeds from redemption of short-term investment			2,375,172
Purchase of property and equipment	(8,576)	(1,197)
Return of deposits for property and equipment	3,618,947	505,186	1,803,140
Purchase of educational contents	(160,379)	(22,388)	(13,445,345)
Repayment of loans from a related party			200,998
Net cash used in investing activities	3,449,992	481,601	(14,866,035)
Cash flows from financing activities:
Borrowings from related parties	246,245	34,374
Repayment to related parties	(517,478)	(72,237)	(499,842)
Net cash used in financing activities	(271,233)	(37,863)	(499,842)
Effect of exchange rate changes on cash held in foreign currencies	7,222	1,008	(639,588)
Net decrease in cash	(9,967,352)	(1,391,389)	(5,060,672)
Cash at beginning of the period	12,461,382	1,739,542	18,175,959
Cash at end of the period	2,494,030	348,153	13,115,287
Supplemental disclosures of cash flows information:
Cash paid for income taxes			130,244
Cash paid for interest expenses
Non-cash Investing and Financing activities:
Waive of liabilities due by shareholders			40,180,548
Right-of-use assets obtained in exchange for operating lease liabilities			¥ 5,817,299